Equity Investments in Real Estate (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ownership interest in equity investments:
Equity investments in real estate	$ 227,675	$ 244,303
True Value Company [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	43,100	44,887
The New York Times Company [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	27.00%
Equity investments in real estate	34,579	32,960
U Haul Moving Partners Inc And Mercury Partners LP [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	31.00%
Equity investments in real estate	30,932	31,886
Advanced Micro Devices Inc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	67.00%
Equity investments in real estate	28,619	32,185
Schuler AG [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	33.00%
Equity investments in real estate	21,178	20,951
Hellweg Die Profi-Baumarkte GmbH & Co KG Hellweg 1 [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	25.00%
Equity investments in real estate	20,837	20,460
The Upper Deck Company [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	7,998	9,880
Frontier Spinning Mills Inc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	40.00%
Equity investments in real estate	6,265	6,255
Del Monte Corporation [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	5,580	6,868
Police Prefecture French Government [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	5,010	5,537
Actebis Peacock Gmb H [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	40.00%
Equity investments in real estate	4,477	4,638
Tieto Enator Plc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	30.00%
Equity investments in real estate	3,895	6,271
Barth Europa Transporte Ek M S R Technologies Gmb H [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	56.00%
Equity investments in real estate	3,219	4,155
LifeTime Fitness Inc And Town Sports International Holdings Inc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	33.00%
Equity investments in real estate	3,203	3,485
Actuant Corporation [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	2,711	2,618
Consolidated Systems Inc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	40.00%
Equity investments in real estate	2,004	2,092
OBI AG [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	25.00%
Equity investments in real estate	1,819	3,310
Thales SA [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	35.00%
Equity investments in real estate	1,606	512
Talaria Holdings LLC [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	27.00%
Equity investments in real estate	453	691
Pohjola Non Life Insurance Company [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	40.00%
Equity investments in real estate	$ 190	$ 4,662